Fair Value Measurements - Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Trading loans, securities, and other
Trading loans, securities, and other	$ 146,000	$ 127,897
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	6,503	4,015
Derivatives
Derivative financial assets	48,894	56,996
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	4,040	3,618
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	111,104	130,600
Securities purchased under reverse repurchase agreements	165,935	127,379
FINANCIAL LIABILITIES
Trading deposits	26,885	114,704
Derivatives
Derivative financial liabilities	50,051	48,270
Securitization liabilities at fair value	13,058	12,618
Financial liabilities designated at fair value through profit or loss	105,131	16
Obligations related to securities sold short	29,656	39,478
Obligations related to securities sold under repurchase agreements	125,856	93,389
Recurring fair value measurement [member]
Trading loans, securities, and other
Trading loans, securities, and other	146,000	127,897
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	6,503	4,015
Derivatives
Derivative financial assets	48,894	56,996
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	4,040	3,618
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	111,104	130,600
Securities purchased under reverse repurchase agreements	4,843	3,920
FINANCIAL LIABILITIES
Trading deposits	26,885	114,704
Derivatives
Derivative financial liabilities	50,051	48,270
Securitization liabilities at fair value	13,058	12,618
Financial liabilities designated at fair value through profit or loss	105,131	16
Obligations related to securities sold short	29,656	39,478
Obligations related to securities sold under repurchase agreements	2,973	3,797
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	70,271	49,399
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	229	176
Derivatives
Derivative financial assets	313	201
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	287	544
Derivatives
Derivative financial liabilities	306	176
Obligations related to securities sold short	878	1,142
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	75,717	78,478
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	5,776	3,412
Derivatives
Derivative financial assets	47,977	56,303
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	4,040	3,618
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	109,242	127,643
Securities purchased under reverse repurchase agreements	4,843	3,920
FINANCIAL LIABILITIES
Trading deposits	22,793	111,680
Derivatives
Derivative financial liabilities	48,115	46,943
Securitization liabilities at fair value	13,058	12,618
Financial liabilities designated at fair value through profit or loss	105,110	2
Obligations related to securities sold short	28,778	38,336
Obligations related to securities sold under repurchase agreements	2,973	3,797
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	12	20
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	498	427
Derivatives
Derivative financial assets	604	492
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,575	2,413
FINANCIAL LIABILITIES
Trading deposits	4,092	3,024
Derivatives
Derivative financial liabilities	1,630	1,151
Financial liabilities designated at fair value through profit or loss	21	14
Recurring fair value measurement [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	10,916	14,462
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	9,663	12,731
Recurring fair value measurement [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	8,518	7,538
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	12,927	9,507
Recurring fair value measurement [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	19,133	19,732
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	40,737	45,766
Recurring fair value measurement [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	4,132	3,324
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	14,407	20,096
Recurring fair value measurement [member] | Government and government-related securities [member] | Mortgage-backed securities [member]
Trading loans, securities, and other
Trading loans, securities, and other	1,746	2,029
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	5,437	6,633
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 1 of fair value hierarchy [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	395	127
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 2 of fair value hierarchy [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	10,521	14,335
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	9,663	12,731
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 2 of fair value hierarchy [member] | Canadian government provincial debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	8,510	7,535
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	12,927	9,507
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 2 of fair value hierarchy [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	19,133	19,732
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	40,737	45,766
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 2 of fair value hierarchy [member] | Other OECD government-guaranteed debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	4,132	3,324
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	14,407	19,896
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 2 of fair value hierarchy [member] | Mortgage-backed securities [member]
Trading loans, securities, and other
Trading loans, securities, and other	1,746	2,029
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	5,437	6,633
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 3 of fair value hierarchy [member] | Canadian government provincial debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	8	3
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 3 of fair value hierarchy [member] | Other OECD government-guaranteed debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income		200
Recurring fair value measurement [member] | Other debt securities [member] | Canadian issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other	5,132	5,631
Recurring fair value measurement [member] | Other debt securities [member] | Other issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other	13,548	14,475
Recurring fair value measurement [member] | Other debt securities [member] | Assets backed security [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	15,888	21,969
Recurring fair value measurement [member] | Other debt securities [member] | Non Agency Collateralized Mortgage Obligation Portfolio [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	247	472
Recurring fair value measurement [member] | Other debt securities [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	7,834	8,507
Recurring fair value measurement [member] | Other debt securities [member] | Level 2 of fair value hierarchy [member] | Canadian issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other	5,129	5,630
Recurring fair value measurement [member] | Other debt securities [member] | Level 2 of fair value hierarchy [member] | Other issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other	13,547	14,459
Recurring fair value measurement [member] | Other debt securities [member] | Level 2 of fair value hierarchy [member] | Assets backed security [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	15,888	21,407
Recurring fair value measurement [member] | Other debt securities [member] | Level 2 of fair value hierarchy [member] | Non Agency Collateralized Mortgage Obligation Portfolio [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	247	472
Recurring fair value measurement [member] | Other debt securities [member] | Level 2 of fair value hierarchy [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	7,810	8,483
Recurring fair value measurement [member] | Other debt securities [member] | Level 3 of fair value hierarchy [member] | Canadian issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other	3	1
Recurring fair value measurement [member] | Other debt securities [member] | Level 3 of fair value hierarchy [member] | Other issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other	1	16
Recurring fair value measurement [member] | Other debt securities [member] | Level 3 of fair value hierarchy [member] | Assets backed security [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income		562
Recurring fair value measurement [member] | Other debt securities [member] | Level 3 of fair value hierarchy [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	24	24
Recurring fair value measurement [member] | Equity securities [member] | Common shares [member]
Trading loans, securities, and other
Trading loans, securities, and other	56,119	43,752
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,598	1,804
Recurring fair value measurement [member] | Equity securities [member] | Preferred shares [member]
Trading loans, securities, and other
Trading loans, securities, and other	57	59
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	242	370
Recurring fair value measurement [member] | Equity securities [member] | Level 1 of fair value hierarchy [member] | Common shares [member]
Trading loans, securities, and other
Trading loans, securities, and other	56,058	43,699
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	89	309
Recurring fair value measurement [member] | Equity securities [member] | Level 1 of fair value hierarchy [member] | Preferred shares [member]
Trading loans, securities, and other
Trading loans, securities, and other	57	33
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	198	235
Recurring fair value measurement [member] | Equity securities [member] | Level 2 of fair value hierarchy [member] | Common shares [member]
Trading loans, securities, and other
Trading loans, securities, and other	61	53
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2	3
Recurring fair value measurement [member] | Equity securities [member] | Level 2 of fair value hierarchy [member] | Preferred shares [member]
Trading loans, securities, and other
Trading loans, securities, and other		26
Recurring fair value measurement [member] | Equity securities [member] | Level 3 of fair value hierarchy [member] | Common shares [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,507	1,492
Recurring fair value measurement [member] | Equity securities [member] | Level 3 of fair value hierarchy [member] | Preferred shares [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	44	135
Recurring fair value measurement [member] | Trading loans [member]
Trading loans, securities, and other
Trading loans, securities, and other	12,482	10,990
Recurring fair value measurement [member] | Trading loans [member] | Level 2 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	12,482	10,990
Recurring fair value measurement [member] | Commodities [member]
Trading loans, securities, and other
Trading loans, securities, and other	14,198	5,880
Recurring fair value measurement [member] | Commodities [member] | Level 1 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	13,761	5,540
Recurring fair value measurement [member] | Commodities [member] | Level 2 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	437	340
Recurring fair value measurement [member] | Retained interests [member]
Trading loans, securities, and other
Trading loans, securities, and other	19	25
Recurring fair value measurement [member] | Retained interests [member] | Level 2 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	19	25
Recurring fair value measurement [member] | Securities [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	4,707	2,679
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	4,040	3,618
Recurring fair value measurement [member] | Securities [member] | Level 1 of fair value hierarchy [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	229	176
Recurring fair value measurement [member] | Securities [member] | Level 2 of fair value hierarchy [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	3,985	2,095
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	4,040	3,618
Recurring fair value measurement [member] | Securities [member] | Level 3 of fair value hierarchy [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	493	408
Recurring fair value measurement [member] | Loans [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	1,796	1,336
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,124	2,745
Recurring fair value measurement [member] | Loans [member] | Level 2 of fair value hierarchy [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	1,791	1,317
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,124	2,745
Recurring fair value measurement [member] | Loans [member] | Level 3 of fair value hierarchy [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	5	19
Recurring fair value measurement [member] | Interest rate contracts [member]
Derivatives
Derivative financial assets	14,816	12,398
Derivatives
Derivative financial liabilities	14,506	9,733
Recurring fair value measurement [member] | Interest rate contracts [member] | Level 1 of fair value hierarchy [member]
Derivatives
Derivative financial assets	22	33
Derivatives
Derivative financial liabilities	19	24
Recurring fair value measurement [member] | Interest rate contracts [member] | Level 2 of fair value hierarchy [member]
Derivatives
Derivative financial assets	14,794	12,365
Derivatives
Derivative financial liabilities	14,404	9,646
Recurring fair value measurement [member] | Interest rate contracts [member] | Level 3 of fair value hierarchy [member]
Derivatives
Derivative financial liabilities	83	63
Recurring fair value measurement [member] | Foreign exchange contracts [member]
Derivatives
Derivative financial assets	30,650	39,675
Derivatives
Derivative financial liabilities	29,399	34,918
Recurring fair value measurement [member] | Foreign exchange contracts [member] | Level 1 of fair value hierarchy [member]
Derivatives
Derivative financial assets	24	24
Derivatives
Derivative financial liabilities	21	18
Recurring fair value measurement [member] | Foreign exchange contracts [member] | Level 2 of fair value hierarchy [member]
Derivatives
Derivative financial assets	30,623	39,647
Derivatives
Derivative financial liabilities	29,374	34,897
Recurring fair value measurement [member] | Foreign exchange contracts [member] | Level 3 of fair value hierarchy [member]
Derivatives
Derivative financial assets	3	4
Derivatives
Derivative financial liabilities	4	3
Recurring fair value measurement [member] | Credit Derivative Contracts [member]
Derivatives
Derivative financial assets	16	9
Derivatives
Derivative financial liabilities	420	386
Recurring fair value measurement [member] | Credit Derivative Contracts [member] | Level 2 of fair value hierarchy [member]
Derivatives
Derivative financial assets	16	9
Derivatives
Derivative financial liabilities	420	386
Recurring fair value measurement [member] | Equity contracts [member]
Derivatives
Derivative financial assets	1,888	3,623
Derivatives
Derivative financial liabilities	4,391	2,396
Recurring fair value measurement [member] | Equity contracts [member] | Level 1 of fair value hierarchy [member]
Derivatives
Derivative financial assets	1
Recurring fair value measurement [member] | Equity contracts [member] | Level 2 of fair value hierarchy [member]
Derivatives
Derivative financial assets	1,298	3,170
Derivatives
Derivative financial liabilities	2,877	1,319
Recurring fair value measurement [member] | Equity contracts [member] | Level 3 of fair value hierarchy [member]
Derivatives
Derivative financial assets	589	453
Derivatives
Derivative financial liabilities	1,514	1,077
Recurring fair value measurement [member] | Commodity contracts [member]
Derivatives
Derivative financial assets	1,524	1,291
Derivatives
Derivative financial liabilities	1,335	837
Recurring fair value measurement [member] | Commodity contracts [member] | Level 1 of fair value hierarchy [member]
Derivatives
Derivative financial assets	266	144
Derivatives
Derivative financial liabilities	266	134
Recurring fair value measurement [member] | Commodity contracts [member] | Level 2 of fair value hierarchy [member]
Derivatives
Derivative financial assets	1,246	1,112
Derivatives
Derivative financial liabilities	1,040	695
Recurring fair value measurement [member] | Commodity contracts [member] | Level 3 of fair value hierarchy [member]
Derivatives
Derivative financial assets	12	35
Derivatives
Derivative financial liabilities	$ 29	$ 8